Date: 08/29/2022 10:26 AM	Toppan Merrill	Project: 22-24593-2 Form Type: NPORT-EX
Client: 22-24593-2_UMB - FIRST TRUST REAL ASSETS FUND_NPORT-EX		File: tm2224593d2_nportex.htm Type: NPORT-EX Pg: 1 of 6

First Trust Real Assets Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 31.2%
$150,000	Bryant Park Commercial Real Estate Partners I, LP Series 2022-FL2, Class C, 6.01% (1-Month Term SOFR+450 basis points), 1/18/2037[1,2,3,4]	$149,134
200,000	Deephaven Residential Mortgage Trust Series 2021-2, Class B1, 3.17%, 4/25/2066[1,2,4]	165,215
200,000	Home RE Ltd. Series 2019-1, Class M2, 4.87% (1-Month USD Libor+325 basis points), 5/25/2029[1,2,3,4]	198,698
	JP Morgan Mortgage Trust 2016-4
190,632	Series 2016-4, Class B3, 3.81%, 10/25/2046[1,2,4]	176,666
120,700	Series 2016-4, Class B4, 3.81%, 10/25/2046[1,2,4]	93,206
164,712	Series 2016-4, Class B5, 3.81%, 10/25/2046[1,2,4]	103,225
150,000	Med Trust Series 2021-MDLN, Class G, 6.57% (1-Month USD Libor+525 basis points), 11/15/2038[1,3,4]	136,237
236,278	PRPM 2021-6 LLC Series 2021-6, Class A1, 1.79%, 7/25/2026[1,2,5]	221,432
200,000	Triangle RE Ltd. Series 2021-3, Class M2, 4.68% (30-Day SOFR Average+375 basis points), 2/25/2034[1,2,3,4]	183,857
200,000	Verus Securitization Trust 2021-1 Series 2021-1, Class M1, 1.97%, 1/25/2066[1,2,4]	163,411
	TOTAL ASSET-BACKED SECURITIES (Cost $1,611,375)	1,591,081
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
200,000	Bellemeade RE Ltd. Series 2022-1, Class M2, 5.53% (30-Day SOFR Average+460 basis points), 1/26/2032[1,2,3,4]	185,731
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $187,889)	185,731

Number of Shares
	PRIVATE INVESTMENT FUNDS — 4.4%
N/A	Pender Capital Asset Based Lending Fund I, LP	225,000
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $225,000)	225,000
	REAL ESTATE INVESTMENT TRUSTS — 43.4%
12,694	Bailard Real Estate Investment Trust, Inc	450,000
14,273	Invesco Real Estate Income Trust, Inc.	452,447
33,625	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	500,000

Date: 08/29/2022 10:26 AM	Toppan Merrill	Project: 22-24593-2 Form Type: NPORT-EX
Client: 22-24593-2_UMB - FIRST TRUST REAL ASSETS FUND_NPORT-EX		File: tm2224593d2_nportex.htm Type: NPORT-EX Pg: 2 of 6

First Trust Real Assets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
11,435	RREEF Property Trust, Inc. - Class D	$197,942
22,171	Starwood Real Estate Income Trust, Inc.	610,995
		2,211,384
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $2,200,000)	2,211,384
	SHORT-TERM INVESTMENTS — 13.4%
680,489	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.37%[6]	680,489
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $680,489)	680,489
	TOTAL INVESTMENTS — 96.0%
	(Cost $4,904,753)	4,893,685
	Assets in Excess of Other Liabilities — 4.0%	204,521
	TOTAL NET ASSETS — 100.0%	$5,098,206

LLC — Limited Liability Company
LP — Limited Partnership

[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,776,812, which represents 34.85% of the total net assets of the Fund.
[2] Callable.
[3] Floating rate security, upon which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Step rate security.
[6] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Date: 08/29/2022 10:26 AM	Toppan Merrill	Project: 22-24593-2 Form Type: NPORT-EX
Client: 22-24593-2_UMB - FIRST TRUST REAL ASSETS FUND_NPORT-EX		File: tm2224593d2_nportex.htm Type: NPORT-EX Pg: 3 of 6

First Trust Real Assets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Securities With Restrictions on	Redemptions	Redemption			Original
Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust, Inc.[1]	Quarterly	30 Days	$450,000	$450,000	6/29/2022
Invesco Real Estate Income Trust, Inc.	Monthly	30 Days	450,000	452,447	4/29/2022
Pender Capital Asset Based Lending Fund I, LP1	Quarterly	90 Days	225,000	225,000	5/2/2022
Starwood Real Estate Income Trust, Inc.	Monthly	2 Days	600,000	610,995	4/29/2022
Totals:			$1,725,000	$1,738,442

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

See accompanying Notes to Schedule of Investments.

Date: 08/29/2022 10:26 AM	Toppan Merrill	Project: 22-24593-2 Form Type: NPORT-EX
Client: 22-24593-2_UMB - FIRST TRUST REAL ASSETS FUND_NPORT-EX		File: tm2224593d2_nportex.htm Type: NPORT-EX Pg: 4 of 6

First Trust Real Assets Fund

NOTES TO SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Note 1 – Valuation of Investments

The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

Date: 08/29/2022 10:26 AM	Toppan Merrill	Project: 22-24593-2 Form Type: NPORT-EX
Client: 22-24593-2_UMB - FIRST TRUST REAL ASSETS FUND_NPORT-EX		File: tm2224593d2_nportex.htm Type: NPORT-EX Pg: 5 of 6

First Trust Real Assets Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Private Investment Funds and Real Estate Investment Trusts with a fair value of $1,738,442 are excluded from the fair value hierarchy as of June 30, 2022.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2022:

Date: 08/29/2022 10:26 AM	Toppan Merrill	Project: 22-24593-2 Form Type: NPORT-EX
Client: 22-24593-2_UMB - FIRST TRUST REAL ASSETS FUND_NPORT-EX		File: tm2224593d2_nportex.htm Type: NPORT-EX Pg: 6 of 6

First Trust Real Assets Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$1,591,081	$-	$1,591,081
Collateralized Mortgage Obligations	-	185,731	-	185,731
Real Estate Investment Trusts	697,942	-	-	697,942
Short-Term Investments	680,489	-	-	680,489
Subtotal	$1,378,431	$1,776,812	$-	$3,155,243
Private Investment Funds				225,000
Real Estate Investment Trusts				1,513,442
Total Investments				$4,893,685

* The Fund did not hold any Level 3 securities at period end.